Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Assets
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193	$ 4,761,566	$ 4,410,649
Deferred tax assets		729,140				712,705				729,140	712,705	696,945
Long-lived assets		477,544				518,781				477,544	518,781	507,149
United States
Assets
Net revenues										2,412,647	2,380,096	2,248,340
Deferred tax assets		647,767				643,767				647,767	643,767	646,050
Long-lived assets		353,567				365,907				353,567	365,907	337,592
Foreign countries
Assets
Net revenues										2,197,546	2,381,470	2,162,309
Deferred tax assets		81,373				68,938				81,373	68,938	50,895
Long-lived assets		$ 123,977				$ 152,874				$ 123,977	$ 152,874	$ 169,557